R Shares | U.S. Targeted Value Portfolio
U.S. Targeted Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - R Shares U.S. Targeted Value Portfolio (USD $)	Shareholder Fees (fees paid directly from your investment)
Class R1	none
Class R2	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - R Shares U.S. Targeted Value Portfolio		Class R1	Class R2
Management Fee		0.35%	0.35%
Shareholder Services Fees	[1]	0.10%	0.25%
Other Expenses		0.03%	0.03%
Total Other Expenses		0.13%	0.28%
Total Annual Fund Operating Expenses		0.48%	0.63%
[1]	An amount up to 0.10% of the average net assets of the Portfolio's Class R1 shares and an amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R1 shares and Class R2 shares ("Shareholder Services Agent").

Example

This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - R Shares U.S. Targeted Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	49	154	269	604
Class R2	64	202	351	786

Portfolio Turnover

The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio's performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio's portfolio turnover rate was 23% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable common stocks of U.S. small and mid cap companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio").

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December 31, 2011, companies smaller than the 500th largest U.S. company fall in lowest 16% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. As of December 31, 2011, the market capitalization of a company smaller than the 500th largest U.S. company was approximately $4,698 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar charts show the changes in the performance of U.S. Targeted Value Portfolio's Class R1 shares and Class R2 shares from year to year. The table illustrates how annualized one year and since inception returns of the Class R1 shares and Class R2 shares compare with those of a broad measure of market performance. The past performance of the U.S. Targeted Value Portfolio is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

US Targeted Value Portfolio Class R1 Shares Total Returns (%)

January 2009-December 2011
Highest Quarter	Lowest Quarter
24.44 (7/09-9/09)	-23.98 (7/11-9/11)

Periods ending December 31, 2011 Annualized Returns (%)
Average Annual Total Returns - R Shares U.S. Targeted Value Portfolio	One Year	Since Inception	Inception Date
Class R1	(6.40%)	2.58%	Jan. 31, 2008
Class R1 Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	1.29%

US Targeted Value Portfolio Class R2 Shares Total Returns (%)

January 2009-December 2011
Highest Quarter	Lowest Quarter
24.37 (7/09-9/09)	-24.03 (7/11-9/11)

Periods ending December 31, 2011 Annualized Returns (%)
Average Annual Total Returns - R Shares U.S. Targeted Value Portfolio	One Year	Since Inception	Inception Date
Class R2	(6.48%)	4.10%	Jun. 30, 2008
Class R2 Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	(5.50%)	3.24%